Debt (Tables) - Allrites Holdings Pte Ltd And Subsidiaries [Member]	12 Months Ended
Dec. 31, 2022
Schedule of debt

	Principal amount loans / limit credit	Starting	Maturity	Interest	December 31,
	lines	date	date	rate	2022	2021
Loans
Unsecured loans
1	200,723	4/1/2022	3/1/2028	4.5%	$200,722	$-
2	38,961	12/1/2022	7/1/2028	4.5%	38,961	-
Total unsecured loans					239,683	-
Less: current portion					22,527	-
Total long-term debt					$217,156	$-

Schedule of principal repayments Debt

2023	$22,527
2024	47,650
2025	49,839
2026	52,129
2027	54,523
Thereafter	13,015
$239,683